Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	RM 879,441	$ 216,823	RM 4,784,677	RM 8,287,076
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	60,270	14,859	40,408	9,104
Amortization of operating lease right-of-use assets
Allowance for expected credit losses	(982,000)	(242,110)	700,521	281,479
Interest expenses	23,767	5,860	22,246
Fair value (gain)/loss on marketable securities	(3,665,944)	(903,832)	4,607	(1,552,582)
Total	(3,684,466)	(908,400)	5,552,459	7,025,077
Changes in operating assets and liabilities:
Accounts receivable, net	3,971,839	979,250	(14,650,568)	(3,046,438)
Contract assets, net	46,140	11,376	(46,140)	2,126
Deposits and other receivables	(22,155,944)	(5,462,511)	11,537,887	(18,264,133)
Deferred initial public offering costs	2,859,702	705,055	(84,163)	(1,845,532)
Accounts payable	232,069	57,216	(1,417,027)	(1,891,628)
Contract liabilities	6,148,141	1,515,814	1,115,269	(1,714,269)
Accrued liabilities and other payables	(199,054)	(49,076)	146,978	(5,154,530)
Payment of operating lease liabilities
Income taxes payables	3,192,858	787,194	2,845,000	3,235,342
NET CASH (USED IN)/ PROVIDED BY OPERATING ACTIVITIES	(9,588,715)	(2,364,082)	4,999,695	(21,653,985)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(260)	(64)	(102,017)	(562,199)
Deposits (paid)/refunded for purchase of properties				4,500,000
Proceeds from disposal of marketable securities	43,174,117	10,644,506	40,309,185	72,110,556
Purchases of marketable securities	(46,097,013)	(11,365,141)	(50,472,147)	(60,017,385)
Acquisition of non-controlling interests			20
NET CASH (USED IN)/PROVIDED BY INVESTING ACTIVITIES	(2,923,156)	(720,699)	(10,264,959)	16,030,972
CASH FLOWS FROM FINANCING ACTIVITY:
Changes in amount due to a director	(61,216)	(15,093)	11,807	50,188
Advance from a related party	(61,165)	(15,080)	1,211,857	2,108,419
Proceeds from bank loan				390,600
Repayments of bank loan	(48,358)	(11,923)	(46,818)	(2,487)
Proceeds from issuance of shares, net	12,882,345	3,176,121
Repayment of lease liabilities	(37,075)	(9,141)	(18,564)
Fixed deposit pledged				(12,090)
NET CASH PROVIDED BY FINANCING ACTIVITIES	12,674,531	3,124,884	1,158,282	2,534,630
NET CHANGE IN CASH AND CASH EQUIVALENTS	162,660	40,103	(4,106,982)	(3,088,383)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	9,365	2,309	4,116,347	7,204,730
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	172,025	42,412	9,365	4,116,347
Cash received/paid for:
Interest income	46,784	11,535	18,393	1,633
Interest paid	RM 23,767	$ 5,860	RM 22,246	RM 1,543